Debt - credit facility	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Debt - credit facility
Debt - credit facility

We maintain a €50.0 million uncommitted credit facility at an interest rate of LIBOR + 1% per annum, which is guaranteed by Expedia, that may be terminated at any time by the lender. As of December 31, 2015 and December 31, 2016 we had €20.0 million and €0 million in borrowings outstanding on the consolidated balance sheet, respectively. The borrowings are classified as a short-term debt based on the lender’s ability to terminate the facility at any time.